NET REVENUES	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
NET REVENUES	NET REVENUES
    Net revenues are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Cars and spare parts	3,573,119	2,835,170	2,925,721
Engines	189,432	150,655	198,308
Sponsorship, commercial and brand	430,579	390,002	538,238
Other	77,764	83,963	104,348
Total net revenues	4,270,894	3,459,790	3,766,615
    Other net revenues primarily relate to financial services activities, management of the Mugello racetrack and other sports-related activities.

Interest and other financial income from financial services activities included within net revenues in 2021, 2020 and 2019 amounted to €55,043 thousand, €65,878 thousand and €66,386 thousand, respectively.